Consolidated Balance Sheets (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)	[1]
Ordinary shares, authorized	[1]	Unlimited	Unlimited
Ordinary shares, issued	[1]	12,687,500	11,250,000
Ordinary shares, outstanding	[1]	12,687,500	11,250,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.